                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Darren Huber
Title: Chief Compliance Officer
Phone: 415-289-3606

Signature, Place, and Date of Signing:


/s/ Darren Huber              Sausalito, CA   February 11, 2009
--------------------------    -------------   -----------------
[Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           32
Form 13F Information Table Value Total:      $95,022
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
          --------                --------       --------   --------       --------        --------   --------       --------
                                                                                                                 VOTING AUTHORITY
                                                              VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER   ------------------
       NAME OF ISSUER         TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------  ----------------  ----------  --------  -------  ---  ----  ----------  --------  ----  ------  ----
AMERICAN INTL GROUP INC       UNIT 99/99/9999   26874115     $ 1,878  224,997  PRN        SOLE                  SOLE
ARRIS GROUP INC               NOTE 2.00% 11/1   04269QAC4    $ 4,934    7,510  PRN        SOLE                  SOLE
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2    $ 5,846    8,250  PRN        SOLE                  SOLE
BRISTOW GROUP INC             PFD CNV 5.50%     110394400    $ 2,561   70,000  PRN        SOLE                  SOLE
CARRIZO OIL & CO INC          NOTE 4.375% 6/0   144577AA1    $ 1,810    4,000  PRN        SOLE                  SOLE
CERADYNE INC                  NOTE 2.875% 12/1  156710AA3    $ 2,783    3,862  PRN        SOLE                  SOLE
CHIQUITA BRANDS INTL INC      NOTE 4.250% 8/1   170032AT3    $   783    1,000  PRN        SOLE                  SOLE
COEUR D ALENE MINES CORP IDA  NOTE 3.250% 3/1   192108AR9    $ 3,773   12,602  PRN        SOLE                  SOLE
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0   207142AH3    $ 4,571    8,927  PRN        SOLE                  SOLE
EURONET WORLDWIDE INC         NOTE 3.500% 10/1  298736AF6    $ 3,223    5,000  PRN        SOLE                  SOLE
GENERAL MTRS CORP             DEB SR CONV B     370442733    $122.00   33,370  PRN        SOLE                  SOLE
HECLA MNG CO                  6.5% CONV PFD     422704304    $ 1,859   66,142  PRN        SOLE                  SOLE
HERCULES OFFSHORE INC         NOTE 3.375% 6/0   427093AA7    $ 1,902    4,000  PRN        SOLE                  SOLE
HOLOGIC INC                   FRNT 2.000% 12/1  436440AA9    $ 9,827   16,000  PRN        SOLE                  SOLE
LEGG MASON INC                UNIT 99/99/9999   524901303    $ 1,437   64,021  PRN        SOLE                  SOLE
MENTOR GRAPHICS CORP          FRNT 8/0          587200AD8    $ 3,755    4,250  PRN        SOLE                  SOLE
NII HLDGS INC                 NOTE 3.125% 6/1   62913FAJ1    $ 2,471    4,000  PRN        SOLE                  SOLE
OSI PHARMACEUTICALS INC       NOTE 3.250% 9/0   671040AD5    $ 4,324    5,000  PRN        SOLE                  SOLE
PENN VA CORP                  NOTE 4.500% 11/1  707882AA4    $ 3,268    4,500  PRN        SOLE                  SOLE
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5    $ 7,137   16,900  PRN        SOLE                  SOLE
SAVVIS INC                    NOTE 3.000% 5/1   805423AA8    $ 3,190    7,100  PRN        SOLE                  SOLE
SCHERING PLOUGH CORP          PFD CONV MAN07    806605705    $   259   15,200  PRN        SOLE                  SOLE
ALTERNATIVE ASSET MGMT ACQU   *W EXP 08/01/201  02149U119    $     1   17,500  SH         SOLE                  SOLE
HIGHLANDS ACQUISITION CORP    *W EXP 10/03/201  0430880112   $     1   20,000  SH         SOLE                  SOLE
SPORTS PPTYS ACQUISITION COR  *W EXP 01/17/201  84920F115    $     2   20,000  SH         SOLE                  SOLE

                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
          --------                --------       --------   --------       --------        --------   --------       --------
                                                                                                                 VOTING AUTHORITY
                                                              VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER   ------------------
       NAME OF ISSUER         TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------  ----------------  ----------  --------  -------  ---  ----  ----------  --------  ----  ------  ----
IDEATION ACQUISITION CORP     *W EXP 11/19/201  0451665111   $    1    29,500  SH         SOLE                  SOLE
HICKS ACQUISITION CO I INC    *W EXP 09/28/201  0429086127   $    1    10,000  SH         SOLE                  SOLE
ST MARY LD & EXPL CO          NOTE 3.500% 4/0   792228AD0    $6,691     9,500  PRN        SOLE                  SOLE
THERAVANCE INC                NOTE 3.000% 1/1   88338TAA2    $2,421     3,775  PRN        SOLE                  SOLE
WEBMD CORP                    NOTE 3.125% 9/0   94769MAG0    $7,972    10,000  PRN        SOLE                  SOLE
WESCO INTL INC                NOTE 1.750% 11/1  95082PAG0    $3,731     6,500  PRN        SOLE                  SOLE
WORLD ACCEP CORPORATION       NOTE 3.000% 10/0  981417AB4    $2,488     4,000  PRN        SOLE                  SOLE